May 16, 2025
Amplify Samsung U.S. Natural Gas Infrastructure ETF
Amplify Samsung U.S. Natural Gas Infrastructure ETF
INVESTMENT OBJECTIVE
The Amplify Samsung U.S. Natural Gas Infrastructure ETF seeks to provide investors with long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Samsung U.S. Natural Gas Infrastructure ETF Amplify Samsung U.S. Natural Gas Infrastructure ETF
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.59%
[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Amplify Samsung U.S. Natural Gas Infrastructure ETF | USD ($)	60	189

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. exchange-traded equity securities of “U.S. Natural Gas Infrastructure Companies.” U.S. Natural Gas Infrastructure Companies operate within the U.S. in the upstream, midstream, and/or downstream categories of the U.S. natural gas ecosystem, as further described below. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Samsung Asset Management (New York), Inc. (“SAMNY”) serves as the investment sub-adviser to the Fund (the “Sub-Adviser”) and manages the investment strategy and portfolio selection. See “Management of the Fund — Sub-Adviser” for further discussion on the Sub-Adviser and its use of resources of an affiliate to provide services to the Fund.

U.S. Natural Gas Infrastructure Portfolio Selection. The Fund is strategically managed to allocate its assets among three categories of the U.S. natural gas value chain — midstream, upstream, and downstream:

•        midstream involves the transportation (by pipeline, rail, barge, tanker or truck), storage, distribution, and wholesale marketing of natural gas products.

•        upstream includes searching for potential natural gas fields, drilling exploratory wells, and subsequently operating the wells that recover and bring the raw natural gas to the surface.

•       downstream is the processing and purifying of raw natural gas, as well as the marketing and distribution of products derived from natural gas, including methane, nitrogen, propane and hydrogen.

U.S. Natural Gas Infrastructure Companies will include companies in the energy, utilities and materials sectors. The Fund expects to concentrate the Fund’s portfolio in midstream companies, with the remainder principally in upstream and downstream companies. The Fund’s exposure to upstream, midstream and downstream companies may vary depending on market conditions. The Fund’s exposure to the midstream sector may include investments in master limited partnerships (“MLPs”), which will be limited to 25% of the Fund’s portfolio at the time of investment. MLPs are publicly-traded limited partnerships that are listed on a national securities exchange. MLPs are primarily focused on natural resource-related activities, including natural gas.

The Fund’s portfolio managers employ a “growth at a reasonable price” (GARP) approach to select U.S. Natural Gas Infrastructure Companies that have earnings, cash flow, and dividend growth potential. The Fund’s portfolio managers consider industry and macroeconomic drivers, market capitalization, and relative valuation of the securities, as well as certain quantitative and qualitative factors, to evaluate the potential securities for inclusion. The Fund’s portfolio will generally consist of approximately 20 to 25 securities of U.S. Natural Gas Infrastructure Companies, with weights determined based on the expected growth adjusted valuation and the optimal weighting of each security. In accordance with this investment methodology, the Fund’s portfolio managers intend to construct the Fund’s portfolio with securities they consider to be overperforming relative to the overall market and will over-weight specific companies that are overperforming relative to the peer companies within the upstream, midstream, or downstream categories.

Portfolio Eligibility. The eligible universe for the Fund’s portfolio begins with all U.S.-listed securities with exposure across the U.S. natural gas ecosystem, focusing on the upstream, midstream, and downstream categories. The initial universe is comprised of all securities which meet certain size, float and liquidity requirements and satisfy the below criteria:

•        The security is listed on a major U.S. exchange

•        Only one share class of each company is eligible for inclusion in the universe. The eligible share class is the share class of a company with the highest minimum average daily value traded over the 3 months preceding the universe screening.

•        American depositary receipts (“ADRs”) are excluded.

•        The security must either:

a.    Derive more than 50% of its revenues, directly or indirectly, from one of the U.S. midstream, downstream, and/or upstream natural gas categories as classified by the FactSet Revere Business Industry Classification System (“RBICS”) (or Global Industry Classification Standard (“GICS”) equivalent); or

b.    Be within one of the RBICS (or GICS equivalent) U.S. midstream, downstream, and/or upstream categories and meet at least one of the following criteria:

i.     have a leading market share in a natural gas industry group,

ii.    be one of the top 50% fastest growing companies within a natural gas industry, as measured by year-over-year revenue reported in the company’s publicly available financial statements, or

iii.   be organized as an MLP with a focus on natural gas.

See “Additional Information about the Fund’s Strategies and Risks — RBICS Classifications” for further information on the RBICS industry groups.

The Fund may invest in companies with various market capitalizations. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except that the Fund will concentrate its assets in securities of issuers in the natural gas infrastructure industry or group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.